Variable Interest Entities (“VIEs”) (Details)		12 Months Ended
	Dec. 27, 2024	Jun. 30, 2025
Variable Interest Entities (“VIEs”) [Line Items]
Percentage of net revenues		14.90%
Percentage of assets		3.60%
Puyi Bohui [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Equity interests		0.96%
BGM Group Ltd [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Variable interest entity percentage	72.00%